5. PRIRO YEAR RESTATEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Priro Year Restatements Tables
Impact on the previously reported balance

The impact on the previously reported balance sheet as of December 31, 2011 is as follows:

	As Reported	As Restated
Deferred costs	$199,496	$111,828
Total current assets	$704,815	$617,147
Equity method investment	$607,653	$588,453
Total assets	$3,045,496	$2,938,628
Accumulated deficit	$587,142	$694,010
Total stockholders’ equity	$995,121	$888,553

Impact on the previously reported loss from operations and net loss

The impact on the previously reported loss from operations and net loss for the period from February 9, 2011 (Inception) through December 31, 2011 is as follows:

	As Reported	As Restated
Equity in loss of equity method investment	$(6,675)	$(25,875)
Loss from operations	$(560,457)	$(648,125)
Net loss	$(587,142)	$(694,010)

Impact on the previously reported balance sheet (after adjustment for the initial restatement)

The impact on the previously reported balance sheet (after adjustment for the initial restatement discussed in Note 2) as of December 31, 2011 is as follows:

	As Reported		As Restated
Stock service receivable	$(69,667)		$-
Accumulated deficit	$(694,010	) $	(763,677)
Total stockholders' equity	$888,553 $		888,553

Impact on the previously reported loss from operations and net loss (after adjustment for the initial restatement)

The impact on the previously reported loss from operations and net loss for the period from February 9, 2011 (Inception) through December 31, 2011 (after adjustment for the initial restatement discussed in Note 2) is as follows:

	As Reported	As Restated
Professional services	$205,200	$274,867
Loss from operation	$(648,125)	$(717,792)
Net loss	$(694,010)	$(763,677)

Restatement of balance sheet
	As Reported	As Restated
Notes receivable – related parties	$3,062,390	$2,786,064
Total assets	$11,423,050	$11,146,724
Series A convertible preferred stock	$20,371	$18,704
Additional paid in capital	$18,138,916	$18,140,583
Stock subscription receivable	$0	$(276,326)
Total stockholder’s equity	$(5,404,150)	$(5,127,824)
Total liabilities and stockholders' equity	$11,423,050	$11,146,724